LONG-TERM LOANS FROM OTHERS - Disclosure of long-term loans from others (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current portion of other non-current borrowings		$ 7,062	$ 4,299
Long Term Loans from Others
Disclosure of detailed information about borrowings [line items]
Non-current portion of other non-current borrowings	[1],[2]	7,367	3,219
Other current borrowings and current portion of other non-current borrowings		(3,585)	(2,989)
Non-current portion of non-current borrowings		$ 3,782	$ 230

[1]	The balance is composed of loans received from an acquirer of the Group.
[2]	The carrying amount of the credit and loans from banks reasonably approximate their fair value.